Income Taxes - Summary of Tax Effects of Temporary Differences to Deferred Tax Balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Deferred tax assets:
Accrued expenses and others	¥ 545,144	$ 76,783	¥ 455,724
Bad debt provision	75,942	10,696	71,811
Net operating losses carried forward	1,565,134	220,445	1,737,385
Recorded cost relating to capitalized assets	3,527,191	496,794	3,799,494
Fixed assets depreciation	13,578	1,912	15,979
Valuation allowance	(5,686,869)	(800,979)	(6,037,351)
Deferred tax assets, net	40,120	5,651	43,042
Deferred tax liabilities:
Long term investment fair value change	¥ 40,944	$ 5,767	¥ 44,874